LIFECORE BIOMEDICAL INC.
3515 Lyman Boulevard
Chaska, MN 55318

June 15, 2005

VIA EDGAR SUBMISSION

Mr. Jim B. Rosenberg
Securities and Exchange Commission
Division of Corporation Finance
100 F Street NE
Washington DC, 20549

Re:	Lifecore Biomedical, Inc.
Form 10-K for Fiscal Year Ended June 30, 2004
Filed September 13, 2004
File No. 0-04136

Dear Mr. Rosenberg:

     Under cover of this letter, Dorsey & Whitney LLP, counsel to Lifecore Biomedical, Inc. (the “Company”), is transmitting a letter responding to the comments received by the Company from you on behalf of the Division of Corporation Finance of the Securities and Exchange Commission (the “Commission”), in a letter dated May 10, 2005 (the “Comment Letter”). As requested in the Comment Letter, the Company hereby acknowledges the following statements:

•	The Company is responsible for the adequacy and accuracy of the disclosure in its filings;

•	Staff comments, and changes made to the Company’s disclosure in its filings in response to staff comments, do not foreclose the Commission from taking any action with respect to the Company’s filings; and

•	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     If you have any questions regarding the above, please contact the undersigned at (952)-368-6279.

Very truly yours,
/s/ Dennis J. Allingham
Dennis J. Allingham
President and Chief Executive Officer